VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
VESSELS AND EQUIPMENT, NET [Abstract]
Vessels and Equipment, Net
The capitalized cost of the vessels and equipment, and the related accumulated depreciation at December 31, 2014 and 2013 were as follows:
	At December 31,
	2014	2013

Ocean-going vessels	$116,281	$123,994
River barges and pushboats	464,346	415,817
PSVs	370,416	365,823
Furniture and equipment	14,237	12,882
Building, land, operating base and shipyard	54,817	53,752
Total original book value	1,020,097	972,268
Accumulated depreciation	(302,692)	(256,837)
Net book value	$717,405	$715,431